Share-Based Compensation - Summary of Assumptions Used in Black-Scholes Option Pricing Model to Estimate Fair Value Of Shares Under the ESPP (Detail)	3 Months Ended	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility		40.10%	41.10%
Risk-free interest rate		2.10%	1.50%
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 months
Expected volatility	30.70%
Risk-free interest rate	1.13%